Related Party Transactions - Balances with Golar Partners and Subsidiaries (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from (to) related party	$ 4,255	$ 2,000
Golar LNG Partners
Related Party Transaction [Line Items]
Due from (to) related party	(144,462)	(7,128)
Golar LNG Partners | Trading balances due to Golar and affiliates
Related Party Transaction [Line Items]
Due from (to) related party	(35,052)	(4,400)
Golar LNG Partners | Deposit payable
Related Party Transaction [Line Items]
Due from (to) related party	(107,247)	0
Golar LNG Partners | Methane Princess security lease deposit movement
Related Party Transaction [Line Items]
Due from (to) related party	$ (2,163)	$ (2,728)